November 19, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: The Calvert Fund (the “Registrant”) on behalf of:

Calvert Long-Term Income Fund (the “Fund”)

Post-Effective Amendment No. 121 (1933 Act File No. 002-76510)

Amendment No. 121 (1940 Act File No. 811-03416) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which will be maintained at the offices of the Registrant.

The Amendment is being filed for the purpose of updating disclosure to reflect changes to the Fund’s investment objective, principal investment strategy and name and to register Class R6 shares of the Fund. The Fund will offer Class R6 shares on substantially the same basis as Class R6 shares of Calvert Emerging Markets Advancement Fund, a series of Calvert World Values Fund, which were registered on July 15, 2019 (Accession No. 0000940394-19-001024). Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in ADI 2018-06, Requests for Selective Review in processing the Amendment. The Fund last made a filing subject to Staff review pursuant to Rule 485(a)(1) on December 2, 2016.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-6170.

      Very truly yours,

      /s/ Jill R. Damon

      Jill R. Damon, Esq.